May 29, 2012

Deborah O’Neal-Johnson, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Institutional Equity Funds, Inc.

 on behalf of the following series:

 T. Rowe Price Institutional Mid-Cap Equity Growth Fund

 File Nos.: 333-04753 / 811-07639

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497 of the Securities Act of 1933, we are hereby filing a revised prospectus for the T. Rowe Price Institutional Mid-Cap Equity Growth Fund. The reason for the filing is that the bar chart showing calendar year returns does not appear in the prospectus that was filed on April 26, 2012 with an effective date of May 1, 2012.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus filed under Rule 497 on May 16, 2012.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman